Income Taxes - Reconciliation of Actual Income Tax Expense to the Expected Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Computed “expected” tax expense	$ 8,689,000	$ 14,579,000	$ 13,761,000
State income taxes, net of Federal income tax benefit	432,000	1,346,000	1,364,000
Tax exempt interest, net of interest expense exclusion	(226,000)	(415,000)	(401,000)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	0	399,000	370,000
Earnings on cash surrender value of life insurance	(177,000)	(292,000)	(283,000)
Expenses not deductible for tax purposes	16,000	43,000	40,000
Equity based compensation expense	(39,000)	16,000	35,000
Revaluation of federal deferred tax assets due to change in tax rates	0	3,603,000	0
Other	88,000	75,000	(45,000)
Total	8,783,000	$ 19,354,000	$ 14,841,000
Taxable income for which federal income tax rate in excess of statutory rate	$ 10,000,000